Common Stock and Warrants (Details - Estimate the fair value) - Broker Warrants 1 [Member]	1 Months Ended
May 25, 2021
Class of Stock [Line Items]
Risk free interest rate	0.14%
Expected term (years)	2 years
Expected volatility	205.00%